Interests in associates, joint ventures and other investments - Principal Associates and Joint Ventures (Detail)	12 Months Ended
Dec. 31, 2018
Barrows Design and Manufacturing (Pty) Limited [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	South Africa
Associate, % owned	35.00%
Chime Communications Ltd [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	UK
Associate, % owned	24.90%
CVSC Sofres Media Co Limited [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	China
Associate, % owned	40.00%
Dat Viet VAC Media Corporation [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Vietnam
Associate, % owned	30.00%
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Korea
Associate, % owned	30.00%
Haworth Marketing & Media Company [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	USA
Associate, % owned	49.00%
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	France
Associate, % owned	34.10%
Imagina [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Spain
Associate, % owned	22.50%
Marktest Investimentos SGPS S.A. [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Portugal
Associate, % owned	40.00%
Nanjing Yindu Ogilvy Advertising Co. Ltd [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	China
Associate, % owned	49.00%
Richard Attias and Associates [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	USA
Associate, % owned	49.00%
Smollan Holdings (Pty) Ltd. [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	South Africa
Associate, % owned	24.80%